PRINCIPAL ACCOUNTING POLICIES (Summary of Changes in Level 3 Financial Liabilities) (Details) (CNY) In Thousands, unless otherwise specified	12 Months Ended
Dec. 31, 2012
PRINCIPAL ACCOUNTING POLICIES [Abstract]
Beginning Balance	979,008
Add: Unrealized loss - change in fair value in convertible notes	87,099
Less: foreign exchange gains in convertible notes	(2,583)
Add: Loss arising from change in fair value in interest rate swap transaction	6,665
Less: Cash settlement of swap transaction	(3,418)
Ending Balance	1,066,771